LONG-TERM DEBT AND CREDIT FACILITY - Equipment Loan (Details) $ in Millions		12 Months Ended
	Jun. 27, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 12, 2020 USD ($)	May 12, 2020 XAF ( )	Jun. 27, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 24.5	$ 23.0
Equipment Loans
Disclosure of detailed information about borrowings [line items]
Outstanding amount	$ 23.3			$ 10.9	6,545,000,000	€ 20,500,000
Interest rate	5.23%			5.95%	5.95%	5.23%
Borrowing costs capitalised	$ 0.3